Investment Strategy	Aug. 01, 2026
Absolute CEF Opportunities
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Adviser believes that there are important benefits that come from pursuing the Fund’s investment objective by primarily investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) will be investments in publicly traded closed-end funds (“CEFs”), including buying securities issued by CEFs, or selling short CEF securities. The Adviser believes that certain features of CEFs can create significant market inefficiencies, and the Fund will opportunistically pursue investments created by or otherwise related to those inefficiencies. One such market inefficiency relates to differences between the trading price of the shares of a CEF as compared to the net asset value (“NAV”) of the securities and other assets held by that CEF.

The Adviser focuses on relative value and event driven strategies in any given asset class.

A relative value assessment involves identifying securities that the Adviser believes are mispriced relative to their NAV. The Adviser purchases securities that it believes are undervalued and shorts securities that it believes are overvalued. Relative value trades tend to be longer in nature as the Adviser buys long or sells short a CEF when that security is believed to be mispriced. Typically, the Adviser will believe there is a catalyst that will push the price of the security up or down. Some catalysts include dividend changes, activist ownership, interest rate changes, and other market conditions.

An event-driven strategy is when the Adviser opportunistically invests in a security when the Adviser believes an upcoming circumstance or situation has the potential to produce positive returns. Event-driven opportunities tend to be shorter-term in nature. These potential investments are expected to be more dependent on the outcome of special situations or corporate actions related to a CEF. Some of these events include tender offers, rights offerings, fund mergers, and fund liquidations, or fund conversions into an exchange-traded fund (“ETF”) or an open-end fund, among others.

Shorting may be used in two main ways:

1.	Strategically hedge out exposure to a certain sector (i.e., mitigating risk)

2.	As part of its “Event Driven” strategy by shorting a security when the Adviser believes the price will decline based on news, e.g. CEF cuts their dividend, or future event, i.e., a fund is merging into another fund, and as part of its “Relative Value” strategy by shorting a security that the Adviser believes to be overvalued relative to its NAV.

Other Investments

Although the Fund will invest primarily in CEFs, the Adviser may also invest a portion of the Fund’s assets in ETFs. The Fund may utilize ETFs to gain market exposure, or as a hedge. ETFs differ from CEFs in that institutional investors can create and redeem shares on a daily basis., and therefore, their share prices are typically very close to NAV.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of convertible securities issued by both U.S. and foreign companies. The Fund defines convertible securities as debt securities, preferred stocks, or other securities that can be exchanged for, or converted into, common stock or its equivalent value. Convertible arbitrage involves purchasing such a portfolio of convertible securities and hedging the equity risk inherent in such securities by selling short the common stock into which the securities may be converted. The Fund’s convertible arbitrage strategy is intended to offer investors the potential for yield and capital appreciation with less risk than traditional equity indices due to the convertible securities being hedged by shorting the underlying common stock.

In so doing, the Fund is designed to provide investors with a potential source of alternative income and returns from investments in interest and dividend-paying convertible securities and trading based on the pricing inefficiencies of the options embedded in the convertible securities.

Although the Fund may invest in securities of issuers of any market capitalization, the Fund expects to invest primarily in small- and mid-capitalization companies. For these purposes, the Fund considers small capitalization companies to be those with a market capitalization of less than $2 billion at the time of investment and mid-capitalization companies to be those with a market capitalization between $2 billion and $50 billion at the time of investment.

The Fund may also invest in below investment grade securities with individual ratings ranging from BB+ to CCC. The weighted average grade of bonds in the Fund’s portfolio is typically below investment grade. Such “junk bonds” typically are rated Ba1 or below by Moody’s, BB+ or below by S&P or BB+ or below by Fitch. The Fund may purchase unrated securities if, at the time of purchase, Absolute believes that they are of comparable quality to rated securities that the Fund may purchase.

The Fund may invest, long or short, in securities of issuers of any market capitalization in the U.S. or abroad. The securities in which the Fund typically takes a long position include convertible bonds, such as private placement/ restricted and Rule 144A securities and contingent convertible securities (“CoCos”), which are fixed-income instruments that are convertible into equity if a pre-specified trigger event occurs. As part of its convertible arbitrage strategy, the Fund typically invests in short equity positions against a long convertible position of the same issuer, which may include shorting the common stock of such issuer, or shorting certain exposures to non-U.S. issuers obtained through investments in American Depositary Receipts (“ADRs”). The Fund may also invest in pooled investment vehicles, including other registered investment companies and ETFs, and may utilize treasury futures to manage interest rate risk.

The Fund may focus its investments in securities of a particular sector from time to time, including the Information Technology Sector, Healthcare Sector, Consumer Discretionary Sector, or Industrials Sector.

ABSOLUTE FLEXIBLE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in a diversified portfolio of convertible securities issued by both U.S. and foreign companies. These convertible securities are typically debt securities or preferred stocks that can be exchanged for, or convert automatically to, common stock. The Fund’s strategy generally involves purchasing such a portfolio of convertible securities and, at times, hedging all or a portion of the equity risk inherent in such securities by selling short the common stock into which the securities may be converted. The stock short is referred to as an “equity hedge”.

The Fund’s strategy differs from most convertible arbitrage strategies in that the Fund may own convertible securities outright (unhedged) or with a partial equity hedge (arbitraged), by selling the same company’s underlying common stock short. The degree of hedging with respect to a particular investment, if any, will depend on the equity sensitivity desired by the Adviser at that particular time based on market conditions. The Fund’s strategy is intended to offer investors the potential for yield and capital appreciation if the underlying common stock moves higher, with lower volatility than traditional equity indices.

Although the Fund may invest in securities of issuers of any market capitalization, the Fund expects to invest primarily in small- and mid-capitalization companies. For these purposes, the Fund considers small capitalization companies to be those with a market capitalization of less than $2 billion at the time of investment and mid-capitalization companies to be those with a market capitalization between $2 billion and $50 billion at the time of investment. The Fund may focus its investments in securities of a particular sector from time to time, including the Financials Sector and Consumer Discretionary Sector.

The Fund may also invest in below investment grade securities with individual ratings ranging from BB+ to CCC. The weighted average grade of bonds in the Fund’s portfolio is typically below investment grade. Such “junk bonds” typically are rated Ba1 or below by Moody’s, BB+ or below by S&P or BB+ or below by Fitch. The Fund may purchase unrated securities if, at the time of purchase, Absolute believes that they are of comparable quality to rated securities that the Fund may purchase.

The Fund may invest, long or short, in securities of issuers of any market capitalization in the U.S. or abroad. The securities in which the Fund typically takes a long position include convertible bonds, such as private placement/ restricted and Rule 144A securities and contingent convertible securities (“CoCos”), which are fixed-income instruments that are convertible into equity if a pre-specified trigger event occurs. As part of its strategy, the Fund may invest in short equity positions against a long convertible position of the same issuer, which may include shorting the common stock of such issuer, or shorting certain exposures to non-U.S. issuers obtained through investments in American Depositary Receipts (“ADRs”). The Fund may also invest in pooled investment vehicles, including other registered investment companies and ETFs, and may utilize treasury futures to manage interest rate risk.

The Fund may engage in active and frequent trading of portfolio securities.